Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C.
Entergy New Orleans, Inc., as Servicer

Pursuant to Section 3.01(b)(i) of the Storm Recovery Property Servicing Agreement, dated as of July 22, 2015 (the “Servicing Agreement”), between ENTERGY NEW ORLEANS, INC., as Servicer, and ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C., the Servicer does hereby certify as follows:
For the Month Ended: November 30, 2016

Storm Cost Recovery Group Total	SRC’s Collected and Remitted Collected: $1,123,122.63 Remitted: $1,163,364.25*

*Includes $78,224.91 collected in October and remitted in November. Difference between total collected and total remitted amount reflects $37,983.29 collected in November and remitted in December.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 12th day of December, 2016.

ENTERGY NEW ORLEANS, INC., as Servicer
By: /s/ Stacey Lousteau
Name:    Stacey Lousteau
Title:    Senior Manager, Financing and Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C.
Entergy New Orleans, Inc., as Servicer

Pursuant to Section 3.01(b)(i) of the Storm Recovery Property Servicing Agreement, dated as of July 22, 2015 (the “Servicing Agreement”), between ENTERGY NEW ORLEANS, INC., as Servicer, and ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C., the Servicer does hereby certify as follows:
For the Month Ended: December 31, 2016

Storm Cost Recovery Group Total	SRC’s Collected and Remitted Collected: $1,035,104.82 Remitted: $1,034,670.01*

*Includes $37,983.29 collected in November and remitted in December. Difference between total collected and total remitted amount reflects $38,418.10 collected in December and remitted in January.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 18th day of January, 2017.

ENTERGY NEW ORLEANS, INC., as Servicer
By /s/ Stacey Lousteau
Name:    Stacey Lousteau
Title:    Senior Manager, Financing and Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C.
Entergy New Orleans, Inc., as Servicer

Pursuant to Section 3.01(b)(i) of the Storm Recovery Property Servicing Agreement, dated as of July 22, 2015 (the “Servicing Agreement”), between ENTERGY NEW ORLEANS, INC., as Servicer, and ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C., the Servicer does hereby certify as follows:
For the Month Ended: January 31, 2017

Storm Cost Recovery Group Total	SRC’s Collected and Remitted Collected: $963,853.72 Remitted: $940,179.63 *

*Includes $38,418.10 collected in December 2016 and remitted in January 2017. Difference between total collected and total remitted amount reflects $62,092.19 collected in January 2017 and remitted in February 2017.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 22nd day of February, 2017.

ENTERGY NEW ORLEANS, INC., as Servicer
By/s/ Stacey Lousteau
Name:    Stacey Lousteau
Title:    Senior Manager, Financing and Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C.
Entergy New Orleans, Inc., as Servicer

Pursuant to Section 3.01(b)(i) of the Storm Recovery Property Servicing Agreement, dated as of July 22, 2015 (the “Servicing Agreement”), between ENTERGY NEW ORLEANS, INC., as Servicer, and ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C., the Servicer does hereby certify as follows:
For the Month Ended: February 28, 2017

Storm Cost Recovery Group Total	SRC’s Collected and Remitted Collected: $944,816.48 Remitted: $998,201.39 *

*Includes $62,092.19 collected in January 2017 and remitted in February 2017. Difference between total collected and total remitted amount reflects $8,707.28 collected in February 2017 and remitted in March 2017.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 22nd day of March, 2017.

ENTERGY NEW ORLEANS, INC., as Servicer
By/s/ Stacey Lousteau
Name:    Stacey Lousteau
Title:    Senior Manager, Financing and Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C.
Entergy New Orleans, Inc., as Servicer

Pursuant to Section 3.01(b)(i) of the Storm Recovery Property Servicing Agreement, dated as of July 22, 2015 (the “Servicing Agreement”), between ENTERGY NEW ORLEANS, INC., as Servicer, and ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C., the Servicer does hereby certify as follows:
For the Month Ended: March 31, 2017

Storm Cost Recovery Group Total	SRC’s Collected and Remitted Collected: $999,931.77 Remitted: $971,014.63*

*Includes $8,707.28 collected in February and remitted in March. Difference between total collected and total remitted amount reflects $37,624.42 collected in March and remitted in April.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 14th day of April, 2017.

ENTERGY NEW ORLEANS, INC., as Servicer
By/s/ Stacey Lousteau
Name:    Stacey Lousteau
Title:    Senior Manager, Financing and Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C.
Entergy New Orleans, Inc., as Servicer

Pursuant to Section 3.01(b)(i) of the Storm Recovery Property Servicing Agreement, dated as of July 22, 2015 (the “Servicing Agreement”), between ENTERGY NEW ORLEANS, INC., as Servicer, and ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C., the Servicer does hereby certify as follows:
For the Month Ended: April 30, 2017

Storm Cost Recovery Group Total	SRC’s Collected and Remitted Collected: $857,517.01 Remitted: $856,268.06 *

*Includes $37,624.42 collected in March and remitted in April. Difference between total collected and total remitted amount reflects $38,873.37 collected in April and remitted in May.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 17th day of May, 2017.

ENTERGY NEW ORLEANS, INC., as Servicer
By/s/ Steven C. McNeal

Name:    Steven C. McNeal
Title:    Vice President and Treasurer